Leases (Tables)	12 Months Ended
May 31, 2018
Leases [Abstract]
Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

The following table illustrates our future minimum lease commitments under all non-cancelable lease agreements, for each of the next five years and in the aggregate, as of May 31, 2018:

May 31,
(In thousands)
2019	$57,246
2020	38,902
2021	28,053
2022	18,835
2023	15,036
Thereafter	52,471
Total Minimum Lease Commitments	$210,543